Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Convertible Notes Payable
7. Convertible Notes Payable
In October 2024, the Company entered into a Convertible Note Purchase Agreement (the “Note Purchase Agreement”) with a series of investors, pursuant to which the Company issued convertible notes with an initial principal amount of $37.5 million (of which $15.0 million is from a related party) (the “Convertible Notes”). The principal amount and all accrued interest of the Convertible Notes would automatically convert into the Pre-Merger Crescent’s common stock or preferred stock in connection with the closing of a Next Equity Financing (as defined in the Note Purchase Agreement) or other events (e.g., a sale of substantially all Company assets, a merger, etc.). The Convertible Notes accrued interest at a rate of 12.0% per annum, compounded annually. All unpaid interest and principal was scheduled to mature on December 31, 2026 (the “Maturity Date”). Prepayment was not permitted without the prior written consent of the majority of the holders of the Convertible Notes. The principal payment along with the accrued interest on each Convertible Note was due in full on the Maturity Date. Pursuant to the Note Purchase Agreement, the Company had the right to sell and issue additional Convertible Notes up to an aggregate principal amount equal to $37.5 million, in addition to the $37.5 million of initial principal amount of the Convertible Notes for a total aggregate principal amount of up to $75.0 million.
The Company assessed all terms and features of the Convertible Notes in order to identify any potential embedded features that would require bifurcation. As part of this analysis, the Company assessed the economic characteristics and risks of the embedded features. The Company determined that the share settled redemption feature was clearly and closely related to the debt host and did not require separate accounting. The Company determined that the conversion options of the Convertible Notes, including the conversion features related to a defaulting purchaser and highest interest rate, were not clearly and closely associated with a debt host. However, these features did not meet the definition of a derivative under ASC 815, Derivatives and Hedging, and as a result, did not require separate accounting as a derivative liability.
The Company paid debt issuance costs of less than $0.1 million in relation to the Convertible Notes. The debt issuance costs were reflected as a reduction of the carrying value of Convertible Notes on the condensed consolidated balance sheet and were being amortized as interest expense over the term of the Convertible Notes using the effective interest method. For the nine months ended September 30, 2025, the Company recognized interest expense related to the Convertible Notes of $2.2 million, which includes non-cash interest expense related to the amortization of debt issuance. No interest expense was recognized for the three months ended September 30, 2025 due to the conversion of the Convertible Notes immediately prior to the closing of the Merger.
Immediately prior to the closing of the Merger, the Convertible Notes were converted into 12,808,261 shares of Pre-Merger Crescent common stock and pre-funded warrants to purchase 8,392,303 shares of Pre-Merger Crescent common stock based on the aggregate principal amount of $37.5 million plus $3.0 million in unpaid accrued interest divided by the conversion price in connection with the Pre-Closing Financing. At the closing of the Merger, the Pre-Merger Crescent common stock and pre-funded warrants issued in exchange for the Convertible Notes were converted into the right to receive 1,850,790 shares of common stock and pre-funded warrants to purchase 1,212,683 shares of common stock of the Company. In connection with the Redomestication, such shares of common stock and pre-funded warrants were converted to 1,850,790 ordinary shares and pre-funded warrants to purchase 1,212,683 ordinary shares of the Company, respectively. As of September 30, 2025, the Convertible Notes were not outstanding.	Convertible Notes Payable
In October 2024, the Company entered into a Convertible Note Purchase Agreement (the “Note Purchase Agreement”) with a series of investors, pursuant to which the Company issued Convertible Notes with an initial principal amount of $37.5 million (of which $15.0 million is from a related party). The principal amount and all accrued interest of the Convertible Notes will automatically convert into the Company’s common stock or preferred stock in connection with the closing of a Next Equity Financing or other events (e.g., a sale of substantially all Company assets, a merger, etc.). The Convertible Notes accrue interest at a rate of 12.0% per annum, compounded annually. All unpaid interest and principal are scheduled to mature on December 31, 2026 (the “Maturity Date”). Prepayment is not permitted without the prior written consent of the majority of the holders of the Convertible Notes. The principal payment along with the accrued interest on each Convertible Note is due in full on the Maturity Date. Pursuant to the Note Purchase Agreement, the Company has the right to sell and issue additional Convertible Notes up to an aggregate principal amount equal to $37.5 million, in addition to the $37.5 million of initial principal amount of the Convertible Note for a total aggregate principal amount of up to $75.0 million. As of December 31, 2024, the Company had outstanding borrowings of $37.5 million under its Convertible Notes.
Pursuant to the Subscription Agreement, the holders of the Convertible Notes have agreed to contribute such notes as consideration in exchange for shares of Crescent common stock and pre-funded warrants to purchase shares of Crescent common stock in the Crescent Pre-Closing Financing.
The Company assessed all terms and features of the Convertible Note in order to identify any potential embedded features that would require bifurcation. As part of this analysis, the Company assessed the economic characteristics and risks of the embedded features. The Company determined that the share settled redemption feature was clearly and closely related to the debt host and did not require separate accounting. The Company determined that the conversion options of the Convertible Note, including the conversion features related to a defaulting purchaser and highest interest rate, were not clearly and closely associated with a debt host. However, these features did not meet the definition of a derivative under ASC 815, Derivatives and Hedging, and as a result, did not require separate accounting as a derivative liability.
The Company paid debt issuance costs of less than $0.1 million in relation to the Convertible Note. The debt issuance costs are reflected as a reduction of the carrying value of Convertible Note on the Company’s balance sheet and are being amortized as interest expense over the term of the Convertible Note using the effective interest method. As of December 31, 2024, the Company recognized interest expense related to the Convertible Note of $0.9 million, which includes non-cash interest expense related to the amortization of debt issuance costs of less than $0.1 million. As of December 31, 2024, the weighted average effective interest rate of the Convertible Note was approximately 12.0%.